Significant Transactions (Details) - USD ($)		3 Months Ended
	Apr. 08, 2020	Sep. 30, 2020
Business Acquisition [Line Items]
Common shares issued		$ 25,203
Cash		5,724
Contingent consideration		817
Total preliminary fair value of consideration transferred		$ 31,744
Trellis Solutions, Inc [Member]
Business Acquisition [Line Items]
Common shares issued	$ 2,531
Contingent consideration	998
Total estimated fair value of consideration	$ 3,529